OTHER COSTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER COSTS
Care and maintenance	R (576.5)	R (249.2)	R (75.0)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	R 66.6	R (248.9)	R (97.5)